Schedule of Fair Values of Stock Options Granted Using Black-scholes Valuation Model Assumptions (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Expected volatility			58.50%
Expected dividends	0.00%	0.00%	0.00%
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected volatility	53.60%	51.10%	51.00%
Expected term (years)	5 years 9 months 18 days	5 years 6 months	5 years 6 months
Risk free interest rate	3.90%	1.44%	0.79%
Fair value of ordinary shares on grant date		$ 0.31	$ 1.05
Expected stock price volatility	1.70%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected volatility	53.60%	53.70%	51.80%
Expected term (years)	5 years 10 months 24 days	6 years	6 years
Risk free interest rate	4.10%	4.24%	1.24%
Fair value of ordinary shares on grant date		$ 1.33	$ 3.29
Expected stock price volatility	2.70%